Schedule III-Real Estate Assets and Accumulated Depreciation and Amortization	12 Months Ended
Dec. 31, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Text Block]
Rich Uncles NNN REIT, Inc.
Schedule III
Real Estate Assets and Accumulated Depreciation and Amortization
December 31, 2016

						Initial Cost to Company				Gross Amount at which Carried at Close of Period
			Original						Costs Capitalized				Accumulated
		Ownership	Year of				Building &		Subsequent to		Building &		Depreciation and
Description	Location	Percent	Construction	Date Acquired	Encumbrances	Land	Improvements(1)	Total	Acquisition	Land	Improvements(1)	Total(2)	Amortization
Accredo	Orlando, FL	100%	2006	6/15/2016	$5,023,673	$1,706,641	$9,003,859	$10,710,500	$-	$1,706,641	$9,003,859	$10,710,500	$(264,787)
Walgreens	Sotckbridge, GA	100%	2001	6/21/2016	2,242,472	1,033,105	3,820,266	4,853,371	-	1,033,105	3,820,266	4,853,371	(177,644)
1905 Hallowell	Litchfield, ME	100%	2015	11/4/2016	-	293,912	1,104,202	1,398,114	-	293,912	1,104,202	1,398,114	(5,030)
409 US Route	Wilton, ME	100%	2015	11/4/2016	-	212,035	1,472,393	1,684,428	-	212,035	1,472,393	1,684,428	(6,438)
23 Wert Drive	Thompsontown, PA	100%	2015	11/4/2016	-	217,912	1,088,678	1,306,590	-	217,912	1,088,678	1,306,590	(4,833)
6696 State Route	Mt. Gilead, OH	100%	2015	11/4/2016	-	283,578	1,002,456	1,286,034	-	283,578	1,002,456	1,286,034	(4,634)
7970 E Harbor Rd	Lakeside, OH	100%	2015	11/4/2016	-	176,515	1,037,214	1,213,729	-	176,515	1,037,214	1,213,729	(4,756)
5405 Tiffin Ave	Castalia, OH	100%	2015	11/4/2016	-	154,677	1,033,817	1,188,494	-	154,677	1,033,817	1,188,494	(4,621)
5900 Hwy	Cedar Park, TX	100%	2013	12/27/2016	-	1,290,863	8,312,918	9,603,781	-	1,290,863	8,312,918	9,603,781	(20,442)
					$7,266,145	$5,369,238	$27,875,803	$33,245,041	$-	$5,369,238	$27,875,803	$33,245,041	$(493,185)

(1)	Building and improvements include tenant origination and absorption costs
(2)	The aggregate cost of real estate for federal income tax purposes was $32,985,860 (unaudited) as of December 31, 2016.

Rich Uncles NNN REIT, Inc.
Schedule III
Real Estate Assets and Accumulated Depreciation and Amortization
December 31, 2016

	2016	2015
Real estate investments:
Balance at beginning of year	$-	$-
Acquisitions	33,245,041	-
Balance at end of year	$33,245,041	$-

Accumulated depreciation and amortization:
Balance at beginning of year	$-	$-
Depreciation and amortization	(493,185)	-
Balance at end of year	$(493,185)	$-

Real estate investments, net:	$32,751,856	$-